Prepaid Expenses and Other Current Assets	3 Months Ended
Mar. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses and other current assets
Note D—Prepaid expenses and other current assets
The table below presents details on prepaid expenses and other current assets:

	March 31, 2022	December 31, 2021
Prepaid insurance	$3,347	$4,265
Prepaid expenses	2,386	2,217
Pre-contract costs 1	868	546

Total prepaid expenses and other current assets	$6,601	$7,028

1
Costs incurred to fulfill a contract in advance of the contract being awarded are included in prepaid expenses and other current assets if we determine that those costs relate directly to a contract or to an anticipated contract that we can specifically identify and contract award is probable, the costs generate or enhance resources that will be used in satisfying performance obligations, and the costs are recoverable (referred to as pre-contract
costs).

Pre-contract
costs that are initially capitalized in prepaid assets and other current assets are generally recognized as cost of revenues consistent with the transfer of products or services to the customer upon the receipt of the anticipated contract. All other pre-contract
costs, including
start-up
costs, are expensed as incurred. As of March 31, 2022 and December 31, 2021, $868 and $546 of
pre-contract
costs were included in prepaid expenses and other current assets, respectively.